DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF

November 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.2%
Basic Materials - 4.5%
Chemicals - 1.5%
Ashland LLC
4.75%, 8/15/22	$34,000	$35,732
CF Industries, Inc.
3.45%, 6/1/23	100,000	105,171
Chemours Co.
7.00%, 5/15/25 (a)	75,000	77,677
NOVA Chemicals Corp.
5.25%, 8/1/23, 144A	27,000	27,152
4.875%, 6/1/24, 144A	139,000	143,431
Olin Corp., 144A
9.50%, 6/1/25	75,000	91,781
Tronox, Inc., 144A
6.50%, 5/1/25	50,000	53,327
Valvoline, Inc.
4.375%, 8/15/25	75,000	77,630

(Cost $586,602)		611,901

Forest Products & Paper - 0.1%
Mercer International, Inc.
7.375%, 1/15/25
(Cost $45,419)	45,000	46,603

Iron/Steel - 1.1%
Allegheny Technologies, Inc.
7.875%, 8/15/23	41,000	44,489
ArcelorMittal SA
3.60%, 7/16/24	60,000	63,873
Cleveland-Cliffs, Inc.
4.875%, 1/15/24, 144A	33,000	33,593
9.875%, 10/17/25, 144A	80,000	93,400
United States Steel Corp.
12.00%, 6/1/25, 144A	100,000	114,151
6.875%, 8/15/25 (a)	75,000	69,984

(Cost $382,885)		419,490

Mining - 1.8%
Alcoa Nederland Holding BV, 144A
6.75%, 9/30/24	145,000	150,528
Arconic Corp., 144A
6.00%, 5/15/25	50,000	53,909
Constellium SE, 144A
6.625%, 3/1/25	150,000	155,021
FMG Resources August 2006 Pty Ltd.
4.75%, 5/15/22, 144A	62,000	63,976
5.125%, 3/15/23, 144A	41,000	43,306
5.125%, 5/15/24, 144A	20,000	21,638
Freeport-McMoRan, Inc.
3.875%, 3/15/23	100,000	104,200
4.55%, 11/14/24	85,000	93,064
Hudbay Minerals, Inc., 144A
7.625%, 1/15/25	50,000	52,219

(Cost $701,441)		737,861

Communications - 15.1%
Advertising - 0.2%
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A
6.25%, 6/15/25
(Cost $67,067)	65,000	69,185

Internet - 1.5%
Netflix, Inc.
5.375%, 2/1/21	81,000	81,810
5.50%, 2/15/22	28,000	29,470
5.75%, 3/1/24	33,000	37,187
5.875%, 2/15/25	50,000	57,219
3.625%, 6/15/25, 144A	62,000	65,836
NortonLifeLock, Inc.
3.95%, 6/15/22	22,000	22,550
5.00%, 4/15/25, 144A	115,000	117,426
Uber Technologies, Inc., 144A
7.50%, 5/15/25	75,000	80,159
VeriSign, Inc.
5.25%, 4/1/25	100,000	113,688

(Cost $592,537)		605,345

Media - 4.7%
AMC Networks, Inc.
4.75%, 12/15/22	38,000	38,132
5.00%, 4/1/24	205,000	208,663
CCO Holdings LLC / CCO Holdings Capital Corp., 144A
4.00%, 3/1/23	42,000	42,394
Cengage Learning, Inc., 144A
9.50%, 6/15/24	51,000	47,398
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/24	159,000	159,215
CSC Holdings LLC
6.75%, 11/15/21	83,000	86,982
5.875%, 9/15/22	54,000	57,544
5.25%, 6/1/24	62,000	67,231
DISH DBS Corp.
6.75%, 6/1/21	137,000	140,117
5.875%, 7/15/22	166,000	174,512
5.00%, 3/15/23	125,000	130,156
5.875%, 11/15/24	200,000	213,000
Entercom Media Corp., 144A
7.25%, 11/1/24 (a)	50,000	48,156
Quebecor Media, Inc.
5.75%, 1/15/23	69,000	74,761

Sinclair Television Group, Inc., 144A
5.625%, 8/1/24	55,000	56,143
Sirius XM Radio, Inc.
3.875%, 8/1/22, 144A	50,000	50,813
4.625%, 7/15/24, 144A	100,000	103,713
Univision Communications, Inc., 144A
5.125%, 2/15/25	100,000	100,813
Videotron Ltd., 144A
5.375%, 6/15/24	86,000	95,746

(Cost $1,832,165)		1,895,489

Telecommunications - 8.7%
CenturyLink, Inc.
Series S, 6.45%, 6/15/21	104,000	106,704
Series T, 5.80%, 3/15/22	116,000	120,857
Series W, 6.75%, 12/1/23	62,000	68,877
Series Y, 7.50%, 4/1/24	83,000	93,064
5.625%, 4/1/25	42,000	45,176
Cincinnati Bell, Inc., 144A
7.00%, 7/15/24	62,000	64,287
CommScope Technologies LLC, 144A
6.00%, 6/15/25	99,000	101,579
CommScope, Inc., 144A
5.50%, 3/1/24	104,000	107,002
DKT Finance ApS, 144A
9.375%, 6/17/23	50,000	51,762
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 144A
9.875%, 5/1/24	77,000	82,053
GTT Communications, Inc., 144A
7.875%, 12/31/24	48,000	17,527
Hughes Satellite Systems Corp.
7.625%, 6/15/21	75,000	77,344
Intrado Corp., 144A
8.50%, 10/15/25	65,000	62,278
Level 3 Financing, Inc.
5.375%, 1/15/24	189,000	191,012
Nokia OYJ
3.375%, 6/12/22	27,000	27,852
Qwest Corp.
6.75%, 12/1/21	51,000	53,682
Sprint Communications, Inc.
11.50%, 11/15/21	83,000	90,729
6.00%, 11/15/22	189,000	203,648
Sprint Corp.
7.25%, 9/15/21	120,000	125,100
7.875%, 9/15/23	353,000	407,572
7.125%, 6/15/24	208,000	242,322
7.625%, 2/15/25	125,000	149,922
Telecom Italia SpA, 144A
5.303%, 5/30/24	95,000	103,396
T-Mobile USA, Inc.
4.00%, 4/15/22	139,000	143,780
6.00%, 4/15/24	260,000	265,299
VEON Holdings BV
3.95%, 6/16/21, 144A	220,000	222,364
7.25%, 4/26/23, 144A	200,000	221,975
ViaSat, Inc., 144A
5.625%, 9/15/25	50,000	50,938

(Cost $3,398,632)		3,498,101

Consumer, Cyclical - 25.3%
Airlines - 1.9%
Air Canada, 144A
7.75%, 4/15/21	33,000	33,207
American Airlines Group, Inc.
5.00%, 6/1/22, 144A	105,000	87,150
3.75%, 3/1/25, 144A	42,000	27,956
American Airlines, Inc., 144A
11.75%, 7/15/25	200,000	221,500
Delta Air Lines, Inc.
3.625%, 3/15/22	290,000	293,990
3.80%, 4/19/23	50,000	50,661
United Airlines Holdings, Inc.
4.25%, 10/1/22 (a)	33,000	33,048

(Cost $681,069)		747,512

Apparel - 0.7%
Hanesbrands, Inc., 144A
4.625%, 5/15/24	200,000	210,625
Levi Strauss & Co.
5.00%, 5/1/25	75,000	77,156

(Cost $281,503)		287,781

Auto Manufacturers - 5.7%
Fiat Chrysler Automobiles NV
5.25%, 4/15/23	50,000	53,688
Ford Motor Co.
9.00%, 4/22/25	75,000	91,239
Ford Motor Credit Co. LLC
5.875%, 8/2/21	284,000	291,097
Series MTN, 3.55%, 10/7/22	649,000	659,322
4.375%, 8/6/23	218,000	227,971
3.664%, 9/8/24	542,000	551,770
Jaguar Land Rover Automotive PLC, 144A
5.625%, 2/1/23 (a)	200,000	198,524
Navistar International Corp., 144A
9.50%, 5/1/25	50,000	56,031
Tesla, Inc., 144A
5.30%, 8/15/25	125,000	130,275

(Cost $2,101,253)		2,259,917

Auto Parts & Equipment - 1.5%
Adient US LLC, 144A
9.00%, 4/15/25	100,000	111,375
American Axle & Manufacturing, Inc.
6.25%, 4/1/25 (a)	58,000	60,097
Clarios Global LP, 144A
6.75%, 5/15/25	50,000	53,860
Dana, Inc.
5.50%, 12/15/24 (a)	80,000	81,806
Goodyear Tire & Rubber Co.
5.125%, 11/15/23	83,000	83,287
9.50%, 5/31/25	100,000	112,748
ZF North America Capital, Inc., 144A
4.75%, 4/29/25	100,000	105,875

(Cost $556,484)		609,048

Distribution/Wholesale - 0.7%
Avient Corp.
5.25%, 3/15/23	32,000	34,549
5.75%, 5/15/25, 144A	75,000	80,250
Core & Main LP, 144A
6.125%, 8/15/25	60,000	61,612
KAR Auction Services, Inc., 144A
5.125%, 6/1/25	75,000	77,415
Wolverine Escrow LLC, 144A
8.50%, 11/15/24	44,000	36,988

(Cost $279,601)		290,814

Entertainment - 3.3%
AMC Entertainment Holdings, Inc., 144A
10.50%, 4/15/25	50,000	40,187
Caesars Entertainment, Inc., 144A
6.25%, 7/1/25	300,000	319,740
Caesars Resort Collection LLC / CRC Finco, Inc., 144A
5.25%, 10/15/25	150,000	150,197
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 144A
5.50%, 5/1/25	100,000	105,125
Cinemark USA, Inc.
5.125%, 12/15/22	22,000	21,395
4.875%, 6/1/23	83,000	78,719
International Game Technology PLC, 144A
6.50%, 2/15/25	200,000	221,000
Lions Gate Capital Holdings LLC
6.375%, 2/1/24, 144A	46,000	47,413
5.875%, 11/1/24, 144A	50,000	50,432
Live Nation Entertainment, Inc., 144A
4.875%, 11/1/24	48,000	47,712
Scientific Games International, Inc.
8.625%, 7/1/25, 144A	40,000	43,250
5.00%, 10/15/25, 144A	100,000	103,000
Six Flags Entertainment Corp., 144A
4.875%, 7/31/24	50,000	49,894
Six Flags Theme Parks, Inc., 144A
7.00%, 7/1/25	47,000	51,040

(Cost $1,277,202)		1,329,104

Food Service - 0.4%
Aramark Services, Inc., 144A
6.375%, 5/1/25 (a)
(Cost $167,291)	160,000	170,600

Home Builders - 0.6%
KB Home
7.00%, 12/15/21	29,000	30,214
Meritage Homes Corp.
6.00%, 6/1/25	100,000	114,063
Toll Brothers Finance Corp.
5.875%, 2/15/22	40,000	41,687
4.375%, 4/15/23	56,000	59,570

(Cost $235,186)		245,534

Housewares - 0.3%
Newell Brands, Inc.
4.35%, 4/1/23	46,000	48,470
4.875%, 6/1/25	50,000	55,313

(Cost $100,324)		103,783

Leisure Time - 2.5%
Carnival Corp., 144A
11.50%, 4/1/23	300,000	342,061
NCL Corp. Ltd., 144A
12.25%, 5/15/24	150,000	178,080
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	50,000	49,336
10.875%, 6/1/23, 144A	75,000	84,984
9.125%, 6/15/23, 144A	75,000	81,281
11.50%, 6/1/25, 144A	175,000	205,844
Viking Cruises Ltd., 144A
13.00%, 5/15/25	50,000	58,844

(Cost $940,794)		1,000,430

Lodging - 3.1%
Boyd Gaming Corp., 144A
8.625%, 6/1/25	50,000	55,609
Diamond Resorts International, Inc.
7.75%, 9/1/23, 144A	77,000	77,578
10.75%, 9/1/24, 144A (a)	56,000	53,824
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24	24,000	24,255
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 4/1/25	150,000	153,468
Marriott Ownership Resorts, Inc., 144A
6.125%, 9/15/25	50,000	53,304

MGM Resorts International
7.75%, 3/15/22 (a)	128,000	136,906
6.00%, 3/15/23	104,000	111,387
6.75%, 5/1/25	50,000	53,798
5.75%, 6/15/25	50,000	54,156
Station Casinos LLC, 144A
5.00%, 10/1/25	125,000	126,172
Wyndham Destinations, Inc.
4.25%, 3/1/22	54,000	55,269
3.90%, 3/1/23	33,000	33,557
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 5/30/23, 144A	104,000	104,715
5.50%, 3/1/25, 144A	149,000	152,259

(Cost $1,191,756)		1,246,257

Retail - 4.6%
1011778 BC ULC / New Red Finance, Inc.
4.25%, 5/15/24, 144A	65,000	66,386
5.75%, 4/15/25, 144A	90,000	96,231
Beacon Roofing Supply, Inc., 144A
4.875%, 11/1/25	109,000	110,669
Carvana Co., 144A
5.625%, 10/1/25	110,000	110,687
Ferrellgas LP / Ferrellgas Finance Corp.
6.50%, 5/1/21	74,000	69,828
6.75%, 1/15/22 (a)	39,000	37,205
6.75%, 6/15/23 (a)	42,000	38,793
Gap, Inc., 144A
8.625%, 5/15/25	100,000	111,275
Golden Nugget, Inc.
6.75%, 10/15/24, 144A	112,000	109,620
8.75%, 10/1/25, 144A (a)	50,000	50,469
IRB Holding Corp., 144A
7.00%, 6/15/25	60,000	65,356
L Brands, Inc., 144A
9.375%, 7/1/25 (a)	50,000	61,062
Macy’s Retail Holdings LLC
2.875%, 2/15/23	134,000	125,290
Macy’s, Inc., 144A
8.375%, 6/15/25	100,000	109,139
Penske Automotive Group, Inc.
3.50%, 9/1/25	50,000	50,751
PetSmart, Inc.
7.125%, 3/15/23, 144A	181,000	178,955
5.875%, 6/1/25, 144A	100,000	101,688
QVC, Inc.
4.375%, 3/15/23	62,000	65,100
4.85%, 4/1/24	50,000	52,813
4.45%, 2/15/25	50,000	52,438
Rite Aid Corp., 144A
8.00%, 11/15/26	91,000	92,479
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 6/1/24	44,000	45,115
Yum! Brands, Inc., 144A
7.75%, 4/1/25	50,000	55,438

(Cost $1,741,317)		1,856,787

Consumer, Non-cyclical - 13.5%
Agriculture - 0.2%
Vector Group Ltd., 144A
6.125%, 2/1/25
(Cost $64,518)	71,000	72,021

Commercial Services - 2.3%
ADT Security Corp.
3.50%, 7/15/22	50,000	51,281
4.125%, 6/15/23	98,000	103,451
APX Group, Inc.
7.875%, 12/1/22	69,000	69,216
7.625%, 9/1/23 (a)	33,000	34,299
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A
10.50%, 5/15/25	100,000	117,171
Nielsen Co. Luxembourg SARL, 144A
5.00%, 2/1/25 (a)	53,000	54,623
Nielsen Finance LLC / Nielsen Finance Co., 144A
5.00%, 4/15/22	43,000	43,043
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A
5.25%, 4/15/24	92,000	97,635
Sabre GLBL, Inc.
5.25%, 11/15/23, 144A	150,000	151,313
9.25%, 4/15/25, 144A	50,000	58,538
7.375%, 9/1/25, 144A	75,000	80,925
Team Health Holdings, Inc., 144A
6.375%, 2/1/25 (a)	59,000	45,760
WEX, Inc., 144A
4.75%, 2/1/23	37,000	37,227

(Cost $882,896)		944,482

Cosmetics/Personal Care - 0.2%
Avon Products, Inc.
7.00%, 3/15/23 (a)	38,000	41,195
Edgewell Personal Care Co.
4.70%, 5/24/22	42,000	43,654
Revlon Consumer Products Corp.
6.25%, 8/1/24	38,000	9,638

(Cost $87,628)		94,487

Food - 2.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144A
3.50%, 2/15/23	68,000	69,768
B&G Foods, Inc.
5.25%, 4/1/25	75,000	77,881
JBS USA LUX SA / JBS USA Finance, Inc., 144A
5.75%, 6/15/25	90,000	93,037
Kraft Heinz Foods Co.
3.95%, 7/15/25	125,000	137,983
Lamb Weston Holdings, Inc., 144A
4.625%, 11/1/24	69,000	71,933
Pilgrim’s Pride Corp., 144A
5.75%, 3/15/25	100,000	102,845
TreeHouse Foods, Inc., 144A
6.00%, 2/15/24	47,000	48,166
US Foods, Inc.
5.875%, 6/15/24, 144A	50,000	50,781
6.25%, 4/15/25, 144A	133,000	141,629

(Cost $779,815)		794,023

Healthcare-Products - 0.1%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A
7.375%, 6/1/25
(Cost $30,502)	30,000	32,156

Healthcare-Services - 5.2%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	35,000	35,262
Centene Corp.
4.75%, 1/15/25	150,000	154,797
4.75%, 1/15/25	50,000	51,599
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	157,000	160,532
9.875%, 6/30/23, 144A (a)	140,000	135,610
8.625%, 1/15/24, 144A	131,000	136,486
8.125%, 6/30/24, 144A	150,000	139,875
6.625%, 2/15/25, 144A	100,000	101,980
HCA, Inc.
5.875%, 5/1/23	66,000	72,284
5.375%, 2/1/25	249,000	279,133
Legacy LifePoint Health LLC, 144A
6.75%, 4/15/25	100,000	107,000
MEDNAX, Inc., 144A
5.25%, 12/1/23	62,000	62,735
Molina Healthcare, Inc.
5.375%, 11/15/22	108,000	113,872
Tenet Healthcare Corp.
6.75%, 6/15/23	188,000	202,382
4.625%, 7/15/24	155,000	157,868
4.625%, 9/1/24, 144A	50,000	51,757
5.125%, 5/1/25	115,000	116,288

(Cost $1,980,909)		2,079,460

Household Products/Wares - 0.2%
Prestige Brands, Inc., 144A
6.375%, 3/1/24
(Cost $61,557)	60,000	61,562

Pharmaceuticals - 3.3%
Bausch Health Cos., Inc.
7.00%, 3/15/24, 144A	181,000	186,702
6.125%, 4/15/25, 144A	270,000	278,154
Elanco Animal Health, Inc.
4.912%, 8/27/21	42,000	43,133
5.272%, 8/28/23	62,000	67,477
Teva Pharmaceutical Finance Co. BV
Series 2, 3.65%, 11/10/21	51,000	51,526
2.95%, 12/18/22	85,000	84,947
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 7/21/21	137,000	137,305
2.80%, 7/21/23	190,000	187,038
6.00%, 4/15/24	100,000	106,132
7.125%, 1/31/25	170,000	186,106

(Cost $1,290,440)		1,328,520

Diversified - 0.1%
Holding Companies-Diversified - 0.1%
Stena AB, 144A
7.00%, 2/1/24 (a)
(Cost $45,577)	50,000	49,120

Energy - 13.0%
Coal - 0.1%
Peabody Energy Corp.
6.00%, 3/31/22, 144A	38,000	15,271
6.375%, 3/31/25, 144A	40,000	10,200

(Cost $58,847)		25,471

Energy-Alternate Sources - 0.1%
TerraForm Power Operating LLC, 144A
4.25%, 1/31/23
(Cost $41,616)	41,000	42,410

Oil & Gas - 8.6%
Antero Resources Corp.
5.125%, 12/1/22 (a)	111,000	105,061
5.625%, 6/1/23 (a)	62,000	55,567
Apache Corp.
4.625%, 11/15/25	50,000	52,048

Baytex Energy Corp., 144A
5.625%, 6/1/24	38,000	22,274
Callon Petroleum Co.
6.25%, 4/15/23	25,000	11,984
6.125%, 10/1/24	40,000	17,300
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A
11.00%, 4/15/25 (a)	50,000	50,125
Cenovus Energy, Inc.
3.80%, 9/15/23	63,000	65,016
5.375%, 7/15/25	75,000	82,596
Citgo Holding, Inc., 144A
9.25%, 8/1/24	125,000	111,875
CITGO Petroleum Corp., 144A
6.25%, 8/15/22	239,000	233,909
Comstock Resources, Inc., 144A
7.50%, 5/15/25	50,000	50,000
Continental Resources, Inc.
4.50%, 4/15/23	24,000	24,644
3.80%, 6/1/24	104,000	105,338
CrownRock LP / CrownRock Finance, Inc., 144A
5.625%, 10/15/25	90,000	91,069
CVR Energy, Inc., 144A
5.25%, 2/15/25	50,000	44,094
Endeavor Energy Resources LP / EER Finance, Inc., 144A
6.625%, 7/15/25	50,000	53,328
EQT Corp.
3.00%, 10/1/22	9,000	9,053
7.875%, 2/1/25	96,000	110,054
Hilcorp Energy I LP / Hilcorp Finance Co.
5.00%, 12/1/24, 144A	50,000	48,932
5.75%, 10/1/25, 144A	50,000	49,057
Laredo Petroleum, Inc.
9.50%, 1/15/25	55,000	37,452
Leviathan Bond Ltd.
5.75%, 6/30/23, 144A	50,000	53,033
6.125%, 6/30/25, 144A	65,000	70,281
MEG Energy Corp.
7.00%, 3/31/24, 144A	54,000	54,405
6.50%, 1/15/25, 144A	50,000	51,039
Murphy Oil Corp.
6.875%, 8/15/24	57,000	56,501
5.75%, 8/15/25	40,000	37,704
Nabors Industries, Inc.
5.75%, 2/1/25	77,000	28,336
Newfield Exploration Co.
5.625%, 7/1/24	100,000	106,282
Occidental Petroleum Corp.
2.70%, 8/15/22	379,000	373,997
2.70%, 2/15/23	100,000	96,470
2.90%, 8/15/24	310,000	289,540
5.875%, 9/1/25	100,000	101,130
Parsley Energy LLC / Parsley Finance Corp., 144A
5.375%, 1/15/25	60,000	61,913
PBF Holding Co. LLC / PBF Finance Corp.
9.25%, 5/15/25, 144A	90,000	89,453
7.25%, 6/15/25	50,000	29,406
PDC Energy, Inc.
6.125%, 9/15/24	50,000	50,954
QEP Resources, Inc.
5.375%, 10/1/22	46,000	41,946
5.25%, 5/1/23	60,000	51,390
Range Resources Corp.
5.00%, 3/15/23	64,000	62,680
4.875%, 5/15/25 (a)	50,000	46,521
Seven Generations Energy Ltd., 144A
5.375%, 9/30/25	50,000	50,279
SM Energy Co., 144A
10.00%, 1/15/25 (a)	34,000	34,744
Southwestern Energy Co.
6.45%, 1/23/25	83,000	84,816
WPX Energy, Inc.
5.25%, 9/15/24	100,000	107,250

(Cost $3,190,756)		3,460,846

Oil & Gas Services - 0.4%
SESI LLC
7.125%, 12/15/21, 144A	66,000	19,717
7.75%, 9/15/24	50,000	14,110
Weatherford International Ltd., 144A
11.00%, 12/1/24	174,000	121,642

(Cost $173,931)		155,469

Pipelines - 3.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 9/15/24	54,000	50,625
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A
6.125%, 11/15/22	29,000	29,063
Buckeye Partners LP
4.15%, 7/1/23	100,000	101,312
4.125%, 3/1/25, 144A	40,000	39,950
Cheniere Energy Partners LP
5.25%, 10/1/25	125,000	128,406
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
6.25%, 4/1/23	112,000	112,717

DCP Midstream Operating LP
3.875%, 3/15/23	73,000	75,007
5.375%, 7/15/25	60,000	64,838
EnLink Midstream Partners LP
4.40%, 4/1/24	50,000	48,310
4.15%, 6/1/25	50,000	46,125
EQM Midstream Partners LP
4.75%, 7/15/23	148,000	151,219
4.00%, 8/1/24	25,000	24,914
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	40,000	36,875
New Fortress Energy, Inc., 144A
6.75%, 9/15/25	75,000	79,828
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 11/1/23 (a)	56,000	28,385
NuStar Logistics LP
5.75%, 10/1/25	100,000	105,400
Rockies Express Pipeline LLC, 144A
3.60%, 5/15/25	25,000	25,688
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
4.75%, 10/1/23, 144A	27,000	26,577
5.50%, 9/15/24, 144A	82,000	81,385
7.50%, 10/1/25, 144A	50,000	51,594
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.25%, 11/15/23	81,000	81,616
Western Midstream Operating LP
4.10%, 2/1/25	150,000	149,907

(Cost $1,450,974)		1,539,741

Financial - 11.3%
Banks - 1.7%
CIT Group, Inc.
5.00%, 8/15/22	220,000	234,342
5.00%, 8/1/23	159,000	172,813
Freedom Mortgage Corp., 144A
8.125%, 11/15/24	81,000	83,683
Intesa Sanpaolo SpA, 144A
5.017%, 6/26/24	165,000	180,280

(Cost $618,926)		671,118

Diversified Financial Services - 3.3%
Ally Financial, Inc.
5.75%, 11/20/25	100,000	116,928
Credit Acceptance Corp., 144A
5.125%, 12/31/24	75,000	76,867
LPL Holdings, Inc., 144A
5.75%, 9/15/25	90,000	93,377
Navient Corp.
5.875%, 3/25/21	48,000	48,770
6.625%, 7/26/21	52,000	53,267
Series MTN, 7.25%, 1/25/22	77,000	81,187
6.50%, 6/15/22	54,000	56,997
5.50%, 1/25/23	100,000	104,062
7.25%, 9/25/23	95,000	103,728
Series MTN, 6.125%, 3/25/24	45,000	47,719
5.875%, 10/25/24	41,000	42,896
OneMain Finance Corp.
7.75%, 10/1/21	35,000	36,742
6.125%, 5/15/22	94,000	99,405
5.625%, 3/15/23	72,000	76,725
6.125%, 3/15/24	107,000	116,063
6.875%, 3/15/25	103,000	117,871
8.875%, 6/1/25	50,000	55,843

(Cost $1,245,864)		1,328,447

Insurance - 0.9%
Acrisure LLC / Acrisure Finance, Inc., 144A
8.125%, 2/15/24	167,000	175,725
AssuredPartners, Inc., 144A
7.00%, 8/15/25	25,000	25,890
Genworth Holdings, Inc.
7.625%, 9/24/21 (a)	58,000	58,435
Radian Group, Inc.
6.625%, 3/15/25	100,000	110,938

(Cost $352,300)		370,988

Real Estate - 0.7%
Howard Hughes Corp., 144A
5.375%, 3/15/25	83,000	85,593
Kennedy-Wilson, Inc.
5.875%, 4/1/24	95,000	96,425
Realogy Group LLC / Realogy Co.-Issuer Corp.
4.875%, 6/1/23, 144A (a)	42,000	42,814
7.625%, 6/15/25, 144A	50,000	54,174

(Cost $266,519)		279,006

Real Estate Investment Trusts - 4.1%
Diversified Healthcare Trust
9.75%, 6/15/25	75,000	85,414
ESH Hospitality, Inc., 144A
5.25%, 5/1/25	100,000	102,522
HAT Holdings I LLC / HAT Holdings II LLC, 144A
5.25%, 7/15/24	100,000	104,198
iStar, Inc.
4.75%, 10/1/24	64,000	64,114
4.25%, 8/1/25	50,000	48,750

Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A
5.25%, 3/15/22	41,000	40,974
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24 (a)	100,000	107,438
4.625%, 6/15/25, 144A	75,000	79,200
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 144A
7.50%, 6/1/25	50,000	53,969
SBA Communications Corp.
4.00%, 10/1/22	40,000	40,525
4.875%, 9/1/24	60,000	61,575
Service Properties Trust
5.00%, 8/15/22	150,000	153,187
4.35%, 10/1/24	50,000	47,938
7.50%, 9/15/25	50,000	55,993
Starwood Property Trust, Inc.
5.00%, 12/15/21	55,000	55,963
4.75%, 3/15/25	50,000	51,484
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.125%, 12/15/24, 144A	50,000	48,969
7.875%, 2/15/25, 144A	187,000	199,038
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.00%, 4/15/23, 144A	46,000	47,064
8.25%, 10/15/23	92,000	92,287
VICI Properties LP / VICI Note Co., Inc., 144A
3.50%, 2/15/25	50,000	51,094
Washington Prime Group LP
6.45%, 8/15/24 (a)	55,000	32,112

(Cost $1,540,319)		1,623,808

Venture Capital - 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 2/1/22	94,000	94,739
6.75%, 2/1/24	65,000	66,463
4.75%, 9/15/24	85,000	87,683

(Cost $239,944)		248,885

Industrial - 9.2%
Aerospace/Defense - 1.7%
Howmet Aerospace, Inc.
5.87%, 2/23/22	37,000	38,989
5.125%, 10/1/24	104,000	113,220
6.875%, 5/1/25	100,000	116,595
Spirit AeroSystems, Inc., 144A
7.50%, 4/15/25	100,000	107,188
TransDigm, Inc.
6.50%, 7/15/24	100,000	101,687
6.50%, 5/15/25	50,000	51,094
Triumph Group, Inc.
8.875%, 6/1/24, 144A	50,000	55,219
6.25%, 9/15/24, 144A	44,000	42,767
7.75%, 8/15/25 (a)	50,000	43,687

(Cost $615,353)		670,446

Electrical Components & Equipment - 0.3%
WESCO Distribution, Inc., 144A
7.125%, 6/15/25
(Cost $137,276)	130,000	141,710

Electronics - 0.3%
Sensata Technologies BV
4.875%, 10/15/23, 144A	57,000	61,418
5.625%, 11/1/24, 144A	48,000	53,910

(Cost $111,244)		115,328

Engineering & Construction - 0.4%
AECOM
5.875%, 10/15/24	50,000	55,625
Brand Industrial Services, Inc., 144A
8.50%, 7/15/25	77,000	76,807
Fluor Corp.
3.50%, 12/15/24 (a)	50,000	49,001

(Cost $168,117)		181,433

Environmental Control - 0.6%
GFL Environmental, Inc., 144A
4.25%, 6/1/25	100,000	103,437
Stericycle, Inc., 144A
5.375%, 7/15/24	149,000	155,333

(Cost $254,079)		258,770

Machinery-Diversified - 0.2%
Maxim Crane Works Holdings Capital LLC, 144A
10.125%, 8/1/24	45,000	46,017
Welbilt, Inc.
9.50%, 2/15/24 (a)	35,000	36,028

(Cost $69,928)		82,045

Miscellaneous Manufacturing - 1.6%
Bombardier, Inc.
8.75%, 12/1/21, 144A	50,000	51,331
5.75%, 3/15/22, 144A	47,000	46,574
6.00%, 10/15/22, 144A	142,000	135,372
6.125%, 1/15/23, 144A	66,000	61,776
7.50%, 12/1/24, 144A	150,000	134,683
7.50%, 3/15/25, 144A	125,000	107,969

FXI Holdings, Inc., 144A
7.875%, 11/1/24	40,000	40,200
Hillenbrand, Inc.
5.75%, 6/15/25	50,000	53,594

(Cost $593,791)		631,499

Packaging & Containers - 2.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144A
6.00%, 2/15/25	188,000	194,533
Ball Corp.
5.00%, 3/15/22	77,000	80,438
4.00%, 11/15/23	83,000	88,610
5.25%, 7/1/25	90,000	103,445
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 1/15/23	83,000	87,773
Flex Acquisition Co., Inc., 144A
6.875%, 1/15/25	52,000	53,413
Graphic Packaging International LLC
4.75%, 4/15/21	35,000	35,175
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/24, 144A	123,000	124,717
7.25%, 4/15/25, 144A	112,000	112,555
Owens-Brockway Glass Container, Inc., 144A
5.875%, 8/15/23	58,000	62,459
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A
5.125%, 7/15/23	2,000	2,025
Sealed Air Corp.
4.875%, 12/1/22, 144A	79,000	82,999
5.125%, 12/1/24, 144A	50,000	54,969

(Cost $1,031,598)		1,083,111

Transportation - 1.1%
Kenan Advantage Group, Inc., 144A
7.875%, 7/31/23	34,000	34,039
XPO Logistics, Inc.
6.50%, 6/15/22, 144A	250,000	250,706
6.75%, 8/15/24, 144A	130,000	137,904

(Cost $414,181)		422,649

Trucking & Leasing - 0.3%
Fortress Transportation and Infrastructure Investors LLC
6.75%, 3/15/22, 144A	58,000	58,545
6.50%, 10/1/25, 144A	50,000	51,182

(Cost $107,110)		109,727

Technology - 4.1%
Computers - 1.3%
Dell International LLC / EMC Corp., 144A
5.875%, 6/15/21	56,000	56,182
Dell, Inc.
4.625%, 4/1/21	33,000	33,422
Diebold Nixdorf, Inc.
8.50%, 4/15/24 (a)	33,000	33,000
9.375%, 7/15/25, 144A	50,000	54,969
EMC Corp.
3.375%, 6/1/23	98,000	101,430
Exela Intermediate LLC / Exela Finance, Inc., 144A
10.00%, 7/15/23	81,000	24,604
NCR Corp., 144A
8.125%, 4/15/25	40,000	44,600
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 144A
6.75%, 6/1/25	115,000	118,019
Vericast Corp., 144A
8.375%, 8/15/22	66,000	67,567

(Cost $510,838)		533,793

Office/Business Equipment - 0.8%
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	48,000	53,130
4.125%, 5/1/25	50,000	51,969
Xerox Corp.
4.375%, 3/15/23	98,000	103,035
Xerox Holdings Corp., 144A
5.00%, 8/15/25	100,000	104,125

(Cost $303,427)		312,259

Semiconductors - 0.3%
Microchip Technology, Inc., 144A
4.25%, 9/1/25
(Cost $119,186)	115,000	120,632

Software - 1.7%
CDK Global, Inc.
5.00%, 10/15/24	42,000	46,305
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A
5.75%, 3/1/25	110,000	111,925
PTC, Inc., 144A
3.625%, 2/15/25	42,000	42,984
Solera LLC / Solera Finance, Inc., 144A
10.50%, 3/1/24	166,000	172,847
Veritas US, Inc. / Veritas Bermuda Ltd.
7.50%, 2/1/23, 144A	90,000	90,844
10.50%, 2/1/24, 144A	50,000	50,307
7.50%, 9/1/25, 144A	150,000	151,830

(Cost $640,435)		667,042

Utilities - 1.1%
Electric - 0.8%
NextEra Energy Operating Partners LP
4.25%, 7/15/24, 144A	73,000	76,926
4.25%, 9/15/24, 144A	100,000	105,875
Talen Energy Supply LLC
6.50%, 6/1/25	50,000	34,906
TransAlta Corp.
4.50%, 11/15/22	90,000	93,184

(Cost $303,720)		310,891

Gas - 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	56,000	61,180
5.50%, 5/20/25	50,000	55,000

(Cost $111,394)		116,180

TOTAL CORPORATE BONDS (Cost $37,056,043)		38,991,077

	Number of Shares
SECURITIES LENDING COLLATERAL - 4.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (b)(c)
(Cost $1,902,037)	1,902,037	1,902,037

CASH EQUIVALENTS - 1.8%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
(Cost $705,894)	705,894	705,894

TOTAL INVESTMENTS - 103.7% (Cost $39,663,974)		$41,599,008
Other assets and liabilities, net - (3.7%)		(1,465,071)

NET ASSETS - 100.0%		$40,133,937

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
SECURITIES LENDING COLLATERAL — 4.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (b)(c)
1,815,630	86,407	(d)	—	—	—	129	—	1,902,037	1,902,037
CASH EQUIVALENTS — 1.8%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
1,670,002	3,593,361		(4,557,469)	—	—	85	—	705,894	705,894

3,485,632	3,679,768		(4,557,469)	—	—	214	—	2,607,931	2,607,931

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $2,027,371, which is 5.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $209,007.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$38,991,077	$—	$38,991,077
Short-Term Investments (e)	2,607,931	—	—	2,607,931

TOTAL	$2,607,931	$38,991,077	$—	$41,599,008

(e)	See Schedule of Investments for additional detailed categorizations.